Cover	Mar. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 12, 2026
Registrant Name	Constellium SE
Entity File Number	001-35931
Entity Address, Address Line One	300 East Lombard Street,
Entity Address, Address Line Two	Suite 1710
Entity Address, City or Town	Baltimore,
Local Phone Number	420-7861
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21202
Entity Incorporation, State or Country Code	I0
Entity Tax Identification Number	98-0667516
City Area Code	(443)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	CSTM
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NYSE
Amendment Flag	false
Central Index Key	0001563411
Entity Emerging Growth Company	false